Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Allowances for receivables	$ 49	$ 60
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, shares authorized (in shares)	375,000,000	375,000,000
Common Stock, shares issued (in shares)	38,000,000	38,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, shares authorized (in shares)	5,000,000,000	5,000,000,000
Common Stock, shares issued (in shares)	834,000,000	829,000,000
Treasury Stock, at cost, Class B Shares (in shares)	489,000,000	455,000,000